Cover	Sep. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56519
Entity Registrant Name	5&2 Studios, Inc.
Entity Central Index Key	0001733443
Entity Tax Identification Number	82-3246222
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 S 2600 W
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Hurricane
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84737
City Area Code	435
Local Phone Number	767-1338
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Series B Common Stock
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	The Chosen, Inc.